Bank Borrowings and other loans	12 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
Note 10 – Bank Borrowings and other loans

	2018	2017
Bank Borrowings	$39,441,876	$66,414,123
Other loans	27,894,669	-
	$67,336,545	$66,414,123

1.	Bank Borrowings

The Bank borrowing as of June 30, 2018 and 2017 were $39,441,876and $66,414,123 respectively.

The following is a summary of the Company’s bank borrowings as of June 30, 2018 and 2017:

	2018	2017
Bank name

Dantu high credit cooperatives	$7,222,071	$7,036,021
Danyang branch of China Construction Bank	-	3,309,750
Bank of Danyang Jiangsu branch	3,490,164	3,731,894
Zhenjiang branch of Shanghai Pudong Development Bank	-	5,826,474
Huaxia Bank Zhenjiang branch	-	5,900,080
Minsheng Bank Zhenjiang branch	3,535,491	3,453,224
Industrial and Commercial Bank of China Dantu District Branch	-	12,200,195
CITIC Bank Zhenjiang branch	5,968,030	5,826,474
China Merchants Bank Danyang branch	19,226,120	19,130,011
	$39,441,876	$66,414,123

2.	Other loans

The other loan payable as of June 30, 2018 and 2017 were $67,336,545 and $Nil respectively.

The following is a summary of the Company’s other loans as of June 30, 2018 and 2017:

	2018	2017
Name of Asset Management Company

China Orient Asset Management Co., Ltd Jiangsu branch 1	$9,354,645	$-
Jiangsu Asset Management Co., Ltd 2	6,043,423	-
China Huarong Asset Management Co., Ltd Jiangsu branch 3	12,496,601	-
	$27,894,669	$-

1
Transferred from Danyang branch of China Construction Bank and Zhenjiang branch of Shanghai Pudong Development Bank, total amount is $3,386,616 and $5,968,029 respectively.
2
Transferred from Huaxia Bank Zhenjiang branch
3
Transferred from Industrial and Commercial Bank of China Dantu District Branch

The interest expenses for the years ended June 30, 2018, 2017 and 2016 were $1,383,257, $3,254,991 and $3,710,945, respectively.

Borrowings and other loans primarily consist of loans denominated in Renminbi, and U.S. dollars. Bank borrowings are secured over certain bank deposits, certain trade receivables, certain plant and machinery, and certain land use rights. The bank borrowings are guaranteed by a number of unrelated parties, and Mr. Chao Xin, our Chief Executive Officer, Chairman and a shareholder of the Company.

Buildings with net book value of approximately $228,354, $238,342 and $258,922 were used as collateral of short term bank borrowings for the years ended June 30, 2018, 2017 and 2016, respectively. (note 7)

Land use rights with net book value of approximately $1,594,678, $1,595,295 and $1,667,055 were used as collateral of short term bank borrowings for the years ended June 30, 2018, 2017 and 2016, respectively. (note 8)